LONG-TERM LOANS - Schedule of Long-Term Loans (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 CNY (¥)	May 20, 2025	Dec. 31, 2024 CNY (¥)
Debt Instrument [Line Items]
Long-term loan Amount	$ 6,665,643	$ 4,074,733	¥ 47,750,000		¥ 29,742,698
Current portion of long-term loans	(616,543)	(161,529)	(4,166,666)		(1,179,047)
Total	6,049,100	3,913,204	43,333,334		28,563,651
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
Long-term loan Amount	$ 41,878	$ 5,219	¥ 300,000		¥ 38,095
Long-term loan Issuance Date	May 07, 2025	Apr. 27, 2023
Long-term loan Expiration Date	Apr. 23, 2027	Apr. 27, 2025
Long-term loan Interest	8.62%	6.6528%	8.62%		6.6528%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
Long-term loan Amount	$ 69,797	$ 21,311	¥ 500,000		¥ 155,556
Long-term loan Issuance Date	Apr. 10, 2025	Feb. 26, 2024
Long-term loan Expiration Date	Apr. 23, 2027	Feb. 23, 2026
Long-term loan Interest	12.16%	6.876%	12.16%		6.876%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
Long-term loan Amount	$ 69,797	$ 29,357	¥ 500,000		¥ 214,286
Long-term loan Issuance Date	Apr. 10, 2025	Mar. 29, 2024
Long-term loan Expiration Date	Apr. 23, 2027	Mar. 23, 2026
Long-term loan Interest	12.16%	6.876%	12.16%		6.876%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
Long-term loan Amount	$ 69,797	$ 123,952	¥ 500,000		¥ 904,762
Long-term loan Issuance Date	Apr. 10, 2025	Jul. 29, 2024
Long-term loan Expiration Date	Apr. 23, 2027	Jul. 23, 2026
Long-term loan Interest	12.16%	6.04%	12.16%		6.04%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
Long-term loan Amount	$ 69,797	$ 136,999	¥ 500,000		¥ 1,000,000
Long-term loan Issuance Date	Apr. 10, 2025	Sep. 11, 2024
Long-term loan Expiration Date	Apr. 23, 2027	Sep. 23, 2026
Long-term loan Interest	12.16%	5.83%	12.16%		5.83%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
Long-term loan Amount	$ 69,797	$ 38,360	¥ 500,000		¥ 280,000
Long-term loan Issuance Date	Apr. 10, 2025	Sep. 11, 2024
Long-term loan Expiration Date	Apr. 23, 2027	Sep. 23, 2026
Long-term loan Interest	11.16%	5.83%	11.16%		5.83%
Longwan Rural Commercial Bank [Member]
Debt Instrument [Line Items]
Long-term loan Amount	$ 167,514	$ 164,399	¥ 1,200,000		¥ 1,200,000
Long-term loan Issuance Date	Jun. 05, 2023	Jun. 05, 2023
Long-term loan Expiration Date	May 30, 2026	May 30, 2026
Long-term loan Interest	6.60%	6.60%	6.60%		6.60%
Longwan Rural Commercial Bank [Member]
Debt Instrument [Line Items]
Long-term loan Amount	$ 244,291	$ 239,749	¥ 1,750,000		¥ 1,750,000
Long-term loan Issuance Date	Jun. 05, 2023	Jun. 05, 2023
Long-term loan Expiration Date	May 30, 2026	May 30, 2026
Long-term loan Interest	6.60%	6.60%	6.60%		6.60%
Minsheng Bank [Member]
Debt Instrument [Line Items]
Long-term loan Amount	$ 1,256,352	$ 1,369,994	¥ 9,000,000		¥ 10,000,000
Long-term loan Issuance Date	Aug. 06, 2024	Aug. 06, 2024
Long-term loan Expiration Date	Jul. 15, 2027	Jul. 15, 2027
Long-term loan Interest	3.50%	3.50%	3.50%	2.70%	3.50%
Minsheng Bank [Member]
Debt Instrument [Line Items]
Long-term loan Amount	$ 628,176	$ 684,997	¥ 4,500,000		¥ 5,000,000
Long-term loan Issuance Date	Aug. 13, 2024	Aug. 13, 2024
Long-term loan Expiration Date	Jul. 15, 2027	Jul. 15, 2027
Long-term loan Interest	3.50%	3.50%	3.50%		3.50%
Minsheng Bank [Member]
Debt Instrument [Line Items]
Long-term loan Amount	$ 1,130,716	$ 1,232,995	¥ 8,100,000		¥ 9,000,000
Long-term loan Issuance Date	Aug. 16, 2024	Aug. 16, 2024
Long-term loan Expiration Date	Jul. 15, 2027	Jul. 15, 2027
Long-term loan Interest	3.50%	3.50%	3.50%		3.50%
Minsheng Bank [Member]
Debt Instrument [Line Items]
Long-term loan Amount	$ 424,368		¥ 3,040,000
Long-term loan Issuance Date	Jan. 02, 2025
Long-term loan Expiration Date	Jul. 02, 2027
Long-term loan Interest	3.25%		3.25%
Minsheng Bank [Member]
Debt Instrument [Line Items]
Long-term loan Amount	$ 189,849		¥ 1,360,000
Long-term loan Issuance Date	Jun. 26, 2025
Long-term loan Expiration Date	Jun. 26, 2027
Long-term loan Interest	2.80%		2.80%
Minsheng Bank [Member]
Debt Instrument [Line Items]
Long-term loan Amount	$ 2,233,514		¥ 16,000,000
Long-term loan Issuance Date	May 20, 2025
Long-term loan Expiration Date	Nov. 20, 2034
Long-term loan Interest	2.70%		2.70%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
Long-term loan Amount		$ 27,400			¥ 200,000
Long-term loan Issuance Date		Nov. 04, 2024
Long-term loan Expiration Date		Oct. 23, 2026
Long-term loan Interest		5.83%			5.83%